17. Borrowings and financing (Details 5) R$ in Thousands	12 Months Ended
Dec. 31, 2018 BRL (R$)
22nd issue series 1
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Amount	R$ 100,000
Maturity	3 years
Remuneration	CDI + 0.58% p.a.
22nd issue series 2
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Amount	R$ 400,000
Maturity	5 years
Remuneration	CDI + 0.90% p.a.
22nd issue series 3
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Amount	R$ 250,000
Maturity	7 years
Remuneration	IPCA + 6.00% p.a.